Equity affiliates, other investments and related parties - Contribution of equity affiliates (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Equity value
Total Associates	$ 10,864	$ 10,387	$ 9,484
Total Joint-ventures	19,801	17,485	16,411
Total	30,665	27,872	25,895
Loans	7,425	6,533	4,562
Total Equity value and Loans	38,090	34,405	30,457
Profit/(loss)
Total Associates	1,307	1,213	1,132
Total Joint-ventures	1,246	362	713
Total share of profit/(loss) of equity affiliates	2,553	1,575	1,845
Other comprehensive income
Total Associates	(311)	112	(57)
Total Joint-ventures	(173)	(358)	(151)
Share of other comprehensive income of equity affiliates, net amount	$ (484)	$ (246)	$ (208)